CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2024	2023
Cash	$969,353	$934,224
Cash equivalents	177,840	376,491

Total cash and cash equivalents	1,147,193	1,310,715
Current portion of restricted cash	368	27
Non-current portion of restricted cash (1)	125,511	125,094

Total cash, cash equivalents and restricted cash	$1,273,072	$1,435,836

(1)	As of December 31, 2024 and 2023, the non-current portion of restricted cash included bank time deposits of $125,331 and $124,556, respectively.